ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Sep. 30, 2025
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Schedule of accounts payable, accrued liabilities and other payables
	September 30, 2025	September 30, 2024
Accounts Payable	$2,395	$1,090
Advances from third parties	$173,050	$162,224
Accrued Liabilities and Other Payables	$39,506	$43,395
TOTAL	$214,951	$206,709